Related parties - Non-executive Directors' remuneration (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties
Board meeting fees	R 22,319
Lead independent Director fees	878
Committee fees	6,907
VAT	2,331
Total annual remuneration	32,435	R 30,406
SA Nkosi (Chairman)
Disclosure of transactions between related parties
Board meeting fees	4,394
VAT	659
Total annual remuneration	5,053	5,127
S Westwell (Lead Independent Director)
Disclosure of transactions between related parties
Board meeting fees	2,194
Lead independent Director fees	878
Committee fees	1,408
Total annual remuneration	4,480	3,913
MJ Cuambe
Disclosure of transactions between related parties
Board meeting fees	1,829
Committee fees	658
VAT	373
Total annual remuneration	2,860	2,577
MBN Dube
Disclosure of transactions between related parties
Board meeting fees	2,194
Committee fees	969
Total annual remuneration	3,163	2,701
M Flel
Disclosure of transactions between related parties
Board meeting fees	2,194
Committee fees	795
Total annual remuneration	2,989	2,494
K Harper
Disclosure of transactions between related parties
Board meeting fees	2,194
Committee fees	439
Total annual remuneration	2,633	1,996
GMB Kennealy
Disclosure of transactions between related parties
Board meeting fees	1,542
Committee fees	833
VAT	356
Total annual remuneration	2,731	2,473
NNA Matyumza
Disclosure of transactions between related parties
Board meeting fees	1,542
Committee fees	493
VAT	305
Total annual remuneration	2,340	2,226
MEK Nkeli
Disclosure of transactions between related parties
Board meeting fees	1,542
Committee fees	678
VAT	333
Total annual remuneration	2,553	2,405
A Schierenbeck
Disclosure of transactions between related parties
Board meeting fees	1,152
Committee fees	141
Total annual remuneration	1,293
S Subramoney
Disclosure of transactions between related parties
Board meeting fees	1,542
Committee fees	493
VAT	305
Total annual remuneration	R 2,340	2,181
C Beggs
Disclosure of transactions between related parties
Total annual remuneration		372
ZM Mkhize
Disclosure of transactions between related parties
Total annual remuneration		795
PJ Robertson
Disclosure of transactions between related parties
Total annual remuneration		R 1,146